UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ______
This  Amendment  (Check  only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              November 01, 2012
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           54

Form 13F Information Table Value Total:                     $147,035
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    54910        5075      Y        X
AT&T                                       common stock   00206R102     2586          97      Y        X
American Electric Power                    common stock   025537101      628          28      Y        X
American Express Company                   common stock   025816109      500          28      Y        X
Amgen, Inc.                                common stock   031162100    77479        6531      Y        X
Apache Corporation                         common stock   037411105      201          17      Y        X
Avon Products                              common stock   054303102   133150        2124      Y        X
BP PLC ADR                                 common stock   055622104   117025        4957      Y        X
Becton Dickinson & Company                 common stock   075887109    63890        5019      Y        X
Berkshire Hathaway Class B                 common stock   084670702    55386        4885      Y        X
Boeing Company                             common stock   097023105    67138        4672      Y        X
Bristol-Myers Squibb Company               common stock   110122108   193021        6514      Y        X
CVS Caremark Corporation                   common stock   126650100   143549        6951      Y        X
Caterpillar, Inc.                          common stock   149123101    78940        6792      Y        X
Chevron Corporation                        common stock   166764100     1352         158      Y        X
Cisco Systems, Inc.                        common stock   17275R102   272350        5201      Y        X
Cliffs Natural Resources, Inc.             common stock   18683K101   109725        4294      Y        X
Coca Cola Company                          common stock   191216100     3154         120      Y        X
Colgate Palmolive                          common stock   194162103      600          64      Y        X
ConocoPhillips                             common stock   20825C104      622          36      Y        X
Devon Energy Corporation                   common stock   25179M103    64006        3872      Y        X
Direxion Daily ETF                         common stock   25459W144      300           5      Y        X
DuPont de Nemours and Company              common stock   263534109    96975        4875      Y        X
Duke Energy Corporation                    common stock   26441C204      666          43      Y        X
Exxon Mobil Corporation                    common stock   30231G102     1156         106      Y        X
General Electric Company                   common stock   369604103   174829        3970      Y        X
General Mills                              common stock   370334104     1200          48      Y        X
Google, Inc. Class A                       common stock   38259P508       46          35      Y        X
H. J. Heinz Company                        common stock   423074103      187          10      Y        X
Honda Motor Company                        common stock   438128308   131943        4077      Y        X
Intel Corporation                          common stock   458140100   249100        5643      Y        X
Johnson & Johnson                          common stock   478160104    72074        4967      Y        X
Level 3 Communications                     common stock   52729N308      270           6      Y        X
McDonald's Corporation                     common stock   580135101    43501        3991      Y        X
Merck                                      common stock   58933Y105      976          44      Y        X
Microsoft Corporation                      common stock   594918104   217243        6465      Y        X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          16      Y        X
Nuveen Performance Plus Muni Fund          common stock   67062P108     2970          50      Y        X
Nuveen Quality Income Muni Fund            common stock   670977107      700          11      Y        X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          18      Y        X
Pepsico, Inc.                              common stock   713448108      500          35      Y        X
Pfizer, Inc.                               common stock   717081103   184156        4576      Y        X
Phillips 66                                common stock   718546104      260          12      Y        X
Procter & Gamble                           common stock   742718109    92620        6424      Y        X
SPDR Gold Trust                            common stock   78463V107     5575         958      Y        X
Schlumberger Limited                       common stock   806857108      450          33      Y        X
The Bank of New York Mellon Corporation    common stock   064058100   107149        2424      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   141032         731      Y        X
U.S. Bancorp                               common stock   902973304   117352        4025      Y        X
Valero Energy Corporation                  common stock   91913Y100    95145        3014      Y        X
Verizon Communications                     common stock   92343V104   146533        6678      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    93973        6935      Y        X
Waste Management, Inc.                     common stock   94106L109   158150        5073      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    63613        4302      Y        X